Credit Facilities and Lease Obligations - Mandatory Principal Repayments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 159,000,000
New Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	592,300,000	$ 598,300,000
2020 | New Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	113,000,000
2021 | New Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	6,000,000
2022 | New Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	6,000,000
2023 | New Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	6,000,000
2024 | New Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	6,000,000
2025 (to maturity in June 2025) | New Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 455,300,000